Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing Method	Our compensation committee may, from time to time, grant our Named Executive Officers deemed eligible to participate in the Manager Equity Plan non-qualified stock options, restricted stock awards, restricted stock unit (“RSU”) awards, and stock appreciation right awards, and dividend equivalents.
Award Timing Predetermined	false